Trade Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Diclosure of Trade Receivables [Line Items]
Trade receivables credit period	30 days	30 days
Trade receivables interest rate	12.00%	12.00%
Top of range [member]
Diclosure of Trade Receivables [Line Items]
Trade receivables credit period	90 days	90 days
Trade receivables interest rate	15.00%	15.00%